Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Current income tax expenses	$ 1,591	$ 7,048	$ 4,559
Deferred income tax benefits	(2,876)	(10,068)	(428)
Income tax benefits	$ (1,285)	$ (3,020)	$ 4,131